Document and Entity Information	Jul. 20, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001850079
Document Type	8-K
Document Period End Date	Jul. 20, 2022
Entity Registrant Name	CODEX DNA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40497
Entity Tax Identification Number	45-1216839
Entity Address, Address Line One	9535 Waples Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	228-4115
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001
Trading Symbol	DNAY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false